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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03790

Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

Willard L. Umphrey, Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

781-259-1144

(Registrant’s telephone number)

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments

QUANT SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

Common Stock - 93.8%
	Shares	Value
BANKS - 2.3%
CoBiz Financial, Inc. (c)	57,475	559,806
UCBH Holdings, Inc. (c)	73,643	506,664
Wintrust Financial Corporation	33,081	680,476
		1,746,946

BIOTECHNOLOGY - 2.3%
BioMarin Pharmaceutical, Inc. (a)(c)	32,228	573,658
Kendle International, Inc. (a)	17,637	453,624
Sequenom Inc. (a)(c)	35,373	701,800
		1,729,082

CHEMICALS - 0.7%
LSB Industries, Inc. (a)(c)	65,979	548,945

COMMERCIAL SERVICES & SUPPLIES - 8.1%
Clean Harbors, Inc. (a)	5,774	366,303
FTI Consulting, Inc. (a)	28,408	1,269,269
Kforce Inc. (a)	118,607	910,902
Waste Connections, Inc. (a)(c)	115,878	3,658,268
		6,204,742
COMMUNICATIONS EQUIPMENT - 4.3%
Comverse Technology, Inc. (a)	59,803	374,367
NICE-Systems, Ltd. (a)(b)(c)	130,535	2,933,121
		3,307,488
CONTAINERS & PACKAGING - 0.9%
Silgan Holdings, Inc	13,492	645,053

ELECTRIC UTILITIES - 1.1%
Ormat Technologies, Inc. (c)	26,494	844,364

ELECTRICAL EQUIPMENT - 0.1%
GT Solar International, Inc. (a)	27,888	80,596

ENERGY EQUIPMENT & SERVICES - 4.7%
Core Laboratories N.V. (a)(c)	52,669	3,152,766
Parker Drilling Company (a)	31,841	92,339
Precision Drilling Trust	44,282	371,526
		3,616,631

FOOD PRODUCTS - 7.3%
Dean Foods Company (c)	157,320	2,827,041
The Hain Celestial Group, Inc. (a)(c)	36,927	704,936
Smart Balance, Inc. (a)	51,696	351,533
United Natural Foods, Inc. (a)(c)	96,703	1,723,247
		5,606,757
HEALTH CARE EQUIPMENT & SERVICES - 15.6%
inVentiv Health, Inc. (a)	61,695	711,960
Omnicell Inc. (a)	201,580	2,461,292
Psychiatric Solutions, Inc. (a)	122,622	3,415,023
Schein (Henry), Inc. (a)(c)	48,555	1,781,483
Syneron Medical, Ltd. (a)	63,797	532,067
Universal Health Services, Inc.,	31,756	1,193,073
Varian, Inc. (a)	12,209	409,124
ZOLL Medical Corporation (a)(c)	77,728	1,468,282
		11,972,304
HOTELS, RESTAURANTS & LEISURE - 0.5%
California Pizza Kitchen, Inc. (a)	31,923	342,215

INSURANCE - 1.5%
Aspen Insurance Holdings Limited	16,317	395,687
Brown & Brown, Inc.	37,146	776,352
		1,172,039

LEISURE EQUIPMENT & PRODUCTS - 0.5%
LeapFrog Enterprises, Inc. (a)(c)	119,005	416,518

MACHINERY - 6.3%
ESCO Technologies, Inc. (a)	30,521	1,249,835
Gardner Denver, Inc. (a)(c)	81,926	1,912,153
Harsco Corporation	58,596	1,621,937
		4,783,925
MEDIA - 4.8%
Entercom Communications Corporation	30,957	38,077
Lions Gate Entertainment Corporation (a)	234,521	1,289,866
Regal Entertainment Group	233,292	2,381,911
		3,709,854
METALS & MINING - 3.5%
Compass Minerals International, Inc.	45,942	2,694,958

OIL & GAS - 2.6%
Goodrich Petroleum Corporation (c)	27,756	831,292
Natural Gas Services Group Inc. (a)	112,101	1,135,583
		1,966,875
PERSONAL PRODUCTS - 1.0%
Inter Parfums, Inc.	101,492	779,459

PHARMACEUTICALS - 1.6%

Par Pharmaceutical Companies, Inc. (a)(c)	88,763	1,190,312

REAL ESTATE - 10.8%
Entertainment Properties Trust (c)	116,564	3,473,607
Hersha Hospitality Trust	398,916	1,196,748
Ventas, Inc.	107,783	3,618,275
		8,288,630
RETAILING - 2.3%
GUESS?, Inc.(c)	86,999	1,335,435
Urban Outfitters, Inc. (a)	28,745	430,600
		1,766,035
SOFTWARE & SERVICES - 5.4%
Acacia Research Corporation (a)	124,848	379,538
Blackboard, Inc. (a)(c)	62,082	1,628,411
Internet Capital Group, Inc. (a)	139,856	762,215
Ulticom, Inc. (a)(c)	163,473	833,712
Verint Systems Inc. (a)(c)	74,317	520,219
		4,124,095
TELECOMMUNICATION SERVICES - 0.3%
Atlantic Tele-Network, Inc.	8,699	230,958

WIRELESS TELECOMMUNICATION SERVICES - 5.3%
Crown Castle International Corporation (a)	100,711	1,770,499
SBA Communications Corporation (a)(c)	139,563	2,277,668
		4,048,167

TOTAL COMMON STOCK		71,816,948
(Cost $96,325,141)

Short Term Investments - 7.7%	Par Value
REPURCHASE AGREEMENT- 7.7%
Repurchase Agreement with State Street Corp. dated 12/31/08 at 0.01% to be repurchased at $5,904,000 on 1/02/09, collateralized by $6,030,000 U.S. Treasury Bill, due 7/02/09 (valued at $6,022,161.00, including interest) (Cost $5,904,000)	$5,904,000	5,904,000

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)		77,720,948
(Cost $102,229,141)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 6.6%

Money Market - 6.6%
JP Morgan Prime Money Market Fund	5,035,512	5,035,512
(Cost $5,035,512)

TOTAL INVESTMENTS - 108.1%		82,756,460
(Cost $107,264,653)

OTHER ASSETS & LIABILITIES (NET) - (8.1%)		(6,170,616)
NET ASSETS - 100%		$76,585,844

(a)	Non-income producing security
(b)	ADR - American Depositary Receipts
(c)	All or a portion of this security was out on loan.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Small Cap Fund

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as December 31, 2008 in valuing the Small Cap Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$76,852,460	$ --	$ --
Level 2	5,904,000	--	--
Level 3	--	--	--
Total	$82,756,460	$ --	$ --

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 6/30/08	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 12/31/08	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT LONG / SHORT FUND

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

Common Stock - 98.1%

Long Positions - 126.6%
	Shares	Value
AEROSPACE & DEFENSE - 4.0%
BE Aerospace, Inc. (a)	36,228	$278,593
The Boeing Company	16,396	699,617
General Dynamics Corporation	1,617	93,123
Lockheed Martin Corporation	9,081	763,531
Precision Castparts Corp.	1,099	65,369
		1,900,233
AIR FREIGHT & COURIER - 0.5%
Expeditors International of Washington, Inc.	3,600	119,772
FedEx Corporation	1,899	121,821
		241,593
AIRLINES - 0.9%
Southwest Airlines Co.	47,413	408,700

AUTOMOBILES - 0.6%
Ford Motor Company (a)	94,348	216,057
TRW Automotive Holdings Corp. (a)	16,427	59,137
		275,194
BANKS - 6.5%
BancorpSouth, Inc.	2,351	54,919
Bank of America Corporation	16,033	225,745
Bank of Hawaii Corporation	1,514	68,387
The Bank of New York Mellon Corporation	20,842	590,454
BOK Financial Corporation	317	12,807
Capitol Federal Financial	312	14,227
Fifth Third Bancorp.	2,216	18,304
MBIA, Inc.	25,294	102,946
Northern Trust Corporation	10,197	531,672
The PNC Financial Services Group, Inc.	1,135	55,615

Regions Financial Corporation	2,157	17,170
TFS Financial Corporation	31,073	400,842
U.S. Bancorp	3,540	88,535
Wachovia Corporation	4,520	25,041
Wells Fargo & Company	28,739	847,226
		3,053,890
BIOTECHNOLOGY - 1.2%
Genentech, Inc. (a)	1,504	124,697
Gilead Sciences, Inc. (a)	10	511
Life Technologies Corporation (a)	18,511	431,491
		556,699
BUILDING PRODUCTS - 0.0%
Armstrong World Industries, Inc.	28	605

CHEMICALS - 1.9%
Airgas, Inc.	2,844	110,888
Ashland, Inc.	31,385	329,856
CF Industries Holdings, Inc.	862	42,376
The Dow Chemical Company	5,119	77,246
Ecolab, Inc.	8,764	308,055
Rohm and Haas Company	69	4,263
		872,684
COMMERCIAL SERVICES AND SUPPLIES - 2.8%
C.H. Robinson Worldwide, Inc.	11,151	613,639
Cree, Inc. (a)	2,265	35,946
DeVry, Inc.	734	42,139
Genpact Limited (a)	905	7,439
Global Payments, Inc.	11,100	363,969
Hewitt Associates, Inc. (a)	240	6,811
Steelcase, Inc.	18,724	105,229
Waste Management, Inc.	4,661	154,466
		1,329,638
COMMUNICATIONS EQUIPMENT - 2.1%
Cisco Systems, Inc. (a)	9,939	162,006
Corning Incorporated	45,241	431,147

Motorola, Inc.	85,587	379,150
QUALCOMM Incorporated	306	10,964
		983,267
COMPUTERS & PERIPHERALS - 2.9%
Apple Inc. (a)	268	22,874
Dell, Inc. (a)	1,107	11,336
EMC Corporation (a)	4,591	48,068
Hewlett-Packard Company	29,142	1,057,563
International Business Machines	2,553	214,860
		1,354,701
CONSTRUCTION ENGINEERING - 4.6%
AECOM Technology Corporation (a)	3,441	105,742
Fluor Corporation	11,594	520,223
Jacobs Engineering Group, Inc. (a)	10,828	520,827
Quanta Services, Inc. (a)	25,684	508,543
URS Corporation (a)	12,951	528,012
		2,183,347
CONSUMER SERVICES - 1.5%
H&R Block, Inc.	29,561	671,626
Service Corporation International	5,374	26,709
		698,335
CONTAINERS & PACKAGING - 0.3%
AptarGroup, Inc.	3,086	108,750
Temple-Inland, Inc.	7,641	36,677
		145,427
DIVERSIFIED FINANCIAL SERVICES - 7.7%
American Express Company	1	19
TD AMERITRADE Holding Corporation	26	371
BlackRock, Inc.	3,008	403,523
The Charles Schwab Corporation	50,866	822,503
CME Group, Inc.	85	17,689
Discover Financial Services	4,259	40,588
Investment Technology Group, Inc. (a)	867	19,698
Janus Capital Group, Inc.	49,619	398,441

JPMorgan Chase & Co.	5,040	158,911
Merrill Lynch & Co., Inc.	5,214	60,691
The NASDAQ OMX Group, Inc. (a)	4,314	106,599
NYSE Euronext	18,921	518,057
SEI Investments Company	16,192	254,376
T. Rowe Price Group, Inc.	16,087	570,123
Visa, Inc.	4,593	240,903
		3,612,474
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.6%
AT&T Corporation	49,934	1,423,119
Verizon Communications Inc.	8,275	280,523
		1,703,642
ELECTRIC UTILITIES - 2.1%
Calpine Corporation (a)	49,947	363,614
Exelon Corporation	950	52,830
Mirant Corporation (a)	14,253	268,954
PG&E Corporation	272	10,529
Reliant Energy, Inc. (a)	53,247	307,768
		1,003,695
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0%
Avnet, Inc. (a)	2,141	38,988
AVX Corporation	6,735	53,476
Ingram Micro, Inc. (a)	43,495	582,398
Jabil Circuit, Inc.	18,947	127,892
Molex Incorporated	8,858	128,352
		931,106
ENERGY EQUIPMENT & SERVICES - 2.4%
Baker Hughes Incorporated	1,878	60,227
Halliburton Company	19,063	346,565
Schlumberger Limited	17,011	720,076
		1,126,868
FOOD PRODUCTS - 2.9%
Bunge Limited	8,638	447,189
Corn Products International, Inc.	12,230	352,836
Hormel Foods Corporation	2,460	76,457

Tyson Foods, Inc.	53,862	471,831
		1,348,313
FOOD STAPLES & DRUG RETAILING - 3.7%
Archer-Daniels-Midland Company	18,890	544,599
Coca-Cola Enterprises, Inc.	968	43,821
CVS Caremark Corporation	6,430	184,798
Dean Foods Company	3,648	65,555
SYSCO Corporation	35,871	822,881
Walgreen Co.	3,659	90,267
		1,751,921
GAS UTILITIES - 0.7%
Integrys Energy Group, Inc.,	105	4,513
Nicor, Inc.	1,672	58,085
Sempra Energy	5,428	231,396
UGI Corporation	1,837	44,859
		338,853
HEALTH CARE EQUIPMENT & SERVICES - 3.2%
DENTSPLY International, Inc.	3,835	108,300
HLTH Corporation (a)	9,450	98,847
McKesson Corporation	18,572	719,294
Medtronic, Inc.	45	1,414
Stryker Corporation	13,974	558,261
		1,486,116
HEALTH CARE PROVIDERS & SERVICES - 3.3%
Aetna, Inc.	9,293	264,851
Cardinal Health, Inc.	21,138	728,627
CIGNA Corporation	8,447	142,332
Health Management Associates, Inc.	4,298	7,693
Henry Schein, Inc. (a)	3,305	121,260
Hill-Rom Holdings, Inc.	4,892	80,522
Tenet Healthcare Corporation (a)	95,784	110,152
Universal Health Services, Inc.	2,014	75,666
		1,531,103
HEALTH CARE TECHNOLOGY - 0.2%

Cerner Corporation (a)	2,213	85,090

HOTELS, RESTAURANTS & LEISURE - 1.3%
McDonald’s Corporation	2,323	144,468
Wyndham Worldwide Corporation	69,073	452,428
		596,896
HOUSEHOLD PRODUCTS - 3.4%
Procter & Gamble Company	25,792	1,594,461

INDUSTRIAL CONGLOMERATES - 1.3%
General Electric Company	8,822	142,916
KBR, Inc.	26,211	398,407
Tyco International, Ltd.	3,603	77,825
		619,148
INSURANCE - 5.5%
AFLAC Inc.	929	42,585
Alleghany Corporation	16	4,512
Aon Corporation	5,731	261,792
Brown & Brown, Inc.	19,630	410,267
Erie Indemnity Company	380	14,299
Leucadia National Corporation	11,156	220,889
Loews Corporation	14,262	402,901
Torchmark Corporation	2,823	126,188
The Travelers Companies, Inc.	11,718	529,654
Unum Group	31,831	592,057
		2,605,144
INTERNET SOFTWARE & SERVICES - 0.9%
Google, Inc. (a)	638	196,281
Sohu.com, Inc. (a)	4,682	221,646
		417,927
IT CONSULTING & SERVICES - 1.3%
Cognizant Technology Solutions Corporation (a)	5,503	99,384
Convergys Corporation (a)	1,296	8,307
The Western Union Company	34,014	487,761
		595,452
LEISURE EQUIPMENT & PRODUCTS - 0.3%

Eastman Kodak Company	19,053	125,369

MACHINERY - 2.9%
AGCO Corporation (a)	14,648	345,546
Cummins, Inc.	4,058	108,470
Flowserve Corporation	4,935	254,153
Harsco Corporation	4,276	118,360
John Bean Technologies Corporation (a)	859	7,018
Kennametal, Inc.	2,532	56,185
The Timken Company	22,904	449,605
		1,339,337
MEDIA - 5.7%
Cablevision Systems Corporation	7,368	124,077
Comcast Corporation	50,693	855,698
The DIRECTV Group, Inc. (a)	555	12,715
The Interpublic Group of Companies, Inc. (a)	34,906	138,228
Liberty Media Capital (a)	32,193	151,629
News Corporation	68,602	623,592
Ticketmaster Entertainment, Inc. (a)	2,601	16,698
Time Warner Cable, Inc. (a)	10,200	218,790
Time Warner, Inc.	49,135	494,298
Virgin Media, Inc.	3,635	18,139
Warner Music Group Corp.	547	1,652
		2,655,516
METALS & MINING - 0.9%
Alcoa, Inc.	29,777	335,289
Peabody Energy Corporation	423	9,623
Titanium Metals Corporation	9,239	81,396
		426,308
OIL & GAS - 10.7%
Arch Coal, Inc.	15,944	259,728
Chevron Corporation	20,840	1,541,535
ConocoPhillips	12,235	633,773
Exxon Mobil Corporation	30,494	2,434,336
Occidental Petroleum Corporation	2,829	169,711

		5,039,083
PAPER & FOREST PRODUCTS - 0.0%
Domtar Corporation	3,012	5,030

PERSONAL PRODUCTS - 0.2%
Bare Escentuals, Inc. (a)	17,866	93,439

PHARMACEUTICALS & BIOTECHNOLOGY - 10.3%
Abbott Laboratories	4,746	253,294
AmerisourceBergen Corporation	22,336	796,502
Amgen Inc. (a)	13,888	802,032
Bristol-Myers Squibb Company	2,830	65,797
Johnson & Johnson	14,028	839,295
Medco Health Solutions, Inc. (a)	17,482	732,671
Merck & Co., Inc.	10,690	324,976
Pfizer Inc.	57,338	1,015,456
Sepracor, Inc. (a)	573	6,292
		4,836,315
REAL ESTATE - 2.0%
Boston Properties, Inc.	2,225	122,375
Public Storage	8,807	700,156
Rayonier, Inc.	3,136	98,314
		920,845
RETAILING - 3.5%
Best Buy Co., Inc.	596	16,754
Big Lots, Inc. (a)	17,286	250,474
BJ’s Wholesale Club, Inc. (a)	5,030	172,328
The Gap, Inc.	3,034	40,625
Wal-Mart Stores, Inc.	21,030	1,178,942
Williams-Sonoma, Inc.	76	597
		1,659,720
ROAD & RAIL - 0.4%
Union Pacific Corporation	4,363	208,551

SEMICONDUCTOR EQUIPMENT - 3.6%
Atmel Corporation (a)	88,705	277,647
Fairchild Semiconductor International, Inc. (a)	8,523	41,677

Intel Corporation	50,460	739,743
Texas Instruments Inc.	40,109	622,492
		1,681,559
SOFTWARE & SERVICES - 5.4%
Computer Sciences Corporation (a)	2,685	94,351
eBay, Inc. (a)	34,384	480,001
McAfee, Inc. (a)	108	3,734
Microsoft Corporation	95,017	1,847,130
Synopsys, Inc. (a)	2,910	53,893
Yahoo! Inc. (a)	4,139	50,496
		2,529,605
TEXTILES & APPAREL - 1.4%
Nike, Inc.	12,638	644,538

TOBACCO - 2.2%
Altria Group, Inc.	11,609	174,832
Philip Morris International Inc. (a)	18,945	824,297
UST, Inc.	196	13,598
		1,012,727
TRADING COMPANIES & DISTRIBUTION - 0.1%
W.W. Grainger, Inc.	717	56,528

WATER UTILITIES - 0.6%
Nalco Holding Company	21,171	244,313
NiSource, Inc.	5,174	56,759
		301,072
WIRELESS TELECOMMUNICATIONS - 1.0%
Clearwire Corporation (a)	3,017	14,874
NII Holdings, Inc. (a)	14,739	267,955
Telephone and Data Systems, Inc.	2,818	89,472
United States Cellular Corporation (a)	2,510	108,533
		480,834
EXCHANGE TRADED FUNDS - 0.1%
Federal-Mogul Corporation (a)	9,383	39,690

TOTAL LONG POSITIONS - 126.6%		59,408,588

(Cost $68,793,282) (b)

Short Positions - (28.5%)

AEROSPACE & DEFENSE - (0.3%)
Alliant Techsystems, Inc. (a)	(1,863)	(159,771)

AIRLINES - (0.6%)
AMR Corporation (a)	(26,917)	(287,204)

AUTOMOBILES & COMPONENTS - (0.1%)
Autoliv, Inc.	(1,824)	(39,143)

BANKS - (0.9%)
KeyCorp	(21,499)	(183,172)
Webster Financial Corporation	(18,608)	(256,418)
		(439,590)
BIOTECHNOLOGY - (0.7%)
BioMarin Pharmaceutical, Inc. (a)	(18,634)	(331,685)

BUILDING PRODUCTS - (0.2%)
Owens Corning (a)	(5,018)	(86,811)

COMMERCIAL SERVICES AND SUPPLIES - (3.3%)
Alliance Data Systems Corporation (a)	(179)	(8,329)
Covanta Holding Corporation	(3,654)	(80,242)
Fiserv, Inc. (a)	(16,617)	(604,360)
FTI Consulting, Inc. (a)	(3,102)	(138,597)
Pitney Bowes, Inc.	(27,299)	(695,579)
		(1,527,107)
COMMUNICATIONS EQUIPMENT - (0.1%)
ADC Telecommunications, Inc. (a)	(8,030)	(43,924)

COMPUTERS & PERIPHERALS - (0.1%)
SanDisk Corporation (a)	(6,292)	(60,403)

CONSTRUCTION & ENGINEERING - (0.7%)
Eagle Materials, Inc.	(18,576)	(341,984)

DIVERSIFIED FINANCIAL SERVICES - (5.0%)

CapitalSource, Inc.	(61,239)	(282,924)
The Goldman Sachs Group, Inc.	(696)	(58,735)
Jefferies Group, Inc.	(29,392)	(413,252)
Lazard, Ltd	(14,089)	(419,007)
Legg Mason, Inc.	(11,953)	(261,890)
Marshall & Ilsley Corporation	(16,842)	(229,725)
Morgan Stanley	(13,195)	(211,648)
MSCI Inc. (a)	(1,697)	(30,139)
SLM Corporation	(39,867)	(354,816)
Walter Industries, Inc.	(5,362)	(93,889)
		(2,356,025)
ELECTRONIC EQUIPMENT & INSTRUMENTS - (1.0%)
Itron, Inc. (a)	(7,264)	(463,007)

ENERGY EQUIPMENT & SERVICES - (0.5%)
Global Industries, Ltd.	(67,786)	(236,573)

HEALTH CARE EQUIPMENT & SERVICES - (0.1%)
Hologic, Inc. (a)	(3,702)	(48,385)

HEALTH CARE PROVIDERS & SERVICES - (0.3%)
DaVita, Inc. (a)	(3,093)	(153,320)

HOUSEHOLD DURABLES - (2.2%)
KB Home	(16,573)	(225,724)
M.D.C. Holdings, Inc.	(13,807)	(418,352)
Mohawk Industries, Inc. (a)	(2,189)	(94,061)
NVR, Inc. (a)	(178)	(81,213)
Toll Brothers, Inc. (a)	(10,435)	(223,622)
		(1,042,972)
HOUSEHOLD PRODUCTS - (1.2%)
Energizer Holdings, Inc. (a)	(10,342)	(559,916)

INSURANCE - (2.4%)
Genworth Financial, Inc.	(6,337)	(17,934)
Hartford Financial Services Group, Inc.	(17,198)	(282,391)
Nationwide Financial Services, Inc.	(13,650)	(712,666)

XL Capital, Ltd.	(30,705)	(113,609)
		(1,126,600)
MEDIA - (1.5%)
CBS Corporation Class B	(49,788)	(407,764)
Gannett Co., Inc.	(35,133)	(281,064)
		(688,828)
METALS & MINING - (0.7%)
Century Aluminum Company (a)	(34,768)	(347,680)

PAPER & FOREST PRODUCTS - (1.0%)
Weyerhaeuser Company	(14,647)	(448,345)

PHARMACEUTICALS & BIOTECHNOLOGY - (0.7%)
Perrigo Company	(10,427)	(336,896)

REAL ESTATE - (0.7%)
Apartment Investment and Management Company	(26,418)	(305,128)

RETAILING - (2.4%)
AutoZone, Inc. (a)	(3,853)	(537,378)
Black & Decker Corporation	(5,950)	(248,770)
Copart, Inc (a)	(3,165)	(86,056)
priceline.com Incorporated	(3,209)	(236,343)
		(1,108,547)
SEMICONDUCTOR EQUIPMENT - (1.0%)
International Rectifier Corp. (a)	(28,728)	(387,828)
Novellus Systems, Inc. (a)	(4,453)	(54,950)
		(442,778)
WIRELESS TELECOMMUNICATIONS - (0.8%)
SBA Communications Corporation (a)	(23,753)	(387,649)

TOTAL SHORT POSITIONS (28.5%)		(13,370,271)
(Proceeds $9,707,520)

TOTAL INVESTMENTS 98.1%		$46,038,316
(Cost $59,085,762) (b)
OTHER ASSETS & LIABILITIES (NET) - 1.9%		893,794
NET ASSETS - 100%		$46,932,110

(a) Non-Income producing security

The percentage of each investment category is calculated as a percentage of net assets.

All long security holdings are held as collateral for short security positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Long Short Fund

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as December 31, 2008 in valuing the Long Short Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$59,408,606	$13,370,271	$ --
Level 2	--	--	--
Level 3	--	--	--
Total	$59,408,606	$13,370,271	$ --

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 6/30/08	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 12/31/08	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

Common Stock - 90.0%
	Shares	Value
ARGENTINA - 0.1%
Banco Macro S.A. (a) (b)	12,964	$140,270

BRAZIL - 7.8%
Brasil Telecom Participacoes SA	57,918	1,462,852
Empresa Brasileira de Aeronautica (Embraer) (b)	328,716	1,241,847
Petroleo Brasileiro SA (a) (b)	169,660	3,462,761
Cia Saneamento Basico de Sao Paulo	427,739	5,091,782
Unibanco-Uniao de Bancos Brasileiros SA (c)	45,155	2,917,916
Usinas Siderurgicas de Minas Gerais SA (a)	122,751	1,479,149
		15,656,307
CHINA - 18.9%
Angang Steel Company Limited	1,000	1,119
Chaoda Modern Argriculture (Holdings) Limited	2,406,306	1,536,891
China Construction Bank Corporation (d)	6,619,755	3,630,095
China Mobile Limited	728,500	7,313,011
China Petroleum & Chemical Corporation (Sinopec Corp.)	6,584,000	3,984,279
China Pharmaceutical Group Limited (b)	556,000	195,133
China Shipping Development Company, Ltd.	837,688	832,262
China Telecom Corporation Limited (b)	2,800,000	1,044,102
China Unicom (Hong Kong) Limited (b)	84	101
CITIC Pacific Limited (b)	1,719	1,859
CNOOC Limited	6,712,452	6,270,568
CNPC (Hong Kong) Limited (b)	2,540,000	789,838
Dongfeng Motor Group (b)	4,126,000	1,330,933
Industrial and Commercial Bank of China	3,286,000	1,729,875
Lite-On Technology Corp. (b)	699,000	456,870
NetEase.com, Inc. (a) (b)	45,201	998,942
PetroChina Company Limited (b)	5,444,301	4,769,787
Shenzhen Investment Limited	5,966,000	1,062,305
Shenzhen International Holdings Limited (b)	11,111,253	480,281
Yanzhou Coal Mining (b)	1,732,000	1,271,590
		37,699,841
CHILE - 0.9%
Banco Santander-Chile (a) (b)	51,569	1,806,462

CZECH REPUBLIC - 1.9%
Ceske Energeticke Zavody	51,558	2,106,397
Komerční banka (b)	10,851	1,685,614
		3,792,011

EGYPT - 0.6%
Commercial International Bank (b)	171,586	1,151,950

HUNGARY - 0.6%
Magyar Telekom Telecommunica (b)	428,365	1,202,655

INDIA - 1.2%
Infosys Technologies Limited (a)	54,253	1,332,996
Mahindra & Mahindra Ltd. (c)	16,110	91,827
Satyam Computer Services Ltd. (a) (b)	100,090	904,814
		2,329,637
ISRAEL - 5.1%
Bank Leumi Le-Israel (b)	984,817	2,059,850
Mizrahi Tefahot Bank (b)	35,931	185,030
Partner Communications Company Ltd.	247,364	4,027,770
Teva Pharmaceutical Industries Ltd. (b)	91,776	3,931,521
		10,204,171
MALAYSIA - 4.5%
Asiatic Development	1,059,500	1,083,997
British American Tobacco (b)	28,100	361,402
PPB Group	948,900	2,550,512
Public Bank Berhad (b)	388,300	993,195
Tenaga Nasional	1,743,600	3,149,566
UMW Holdings	552,028	821,660
		8,960,332

MEXICO - 2.5%
America Movil SAB de CV	102,576	157,399
Consorcio Ara S.A. de CV	2,562,666	971,513
Controladora Comercial Mexicana SA de CV	440,054	93,740
Fomento Economico Mexicano S.A.B. de C.V. (b)	503,140	1,504,134
Grupo Carso SA DE Cv-ser A1 (b)	383,626	1,011,109
Grupo Mexico SAB de CV	1,194,708	767,802
Telefonos De Mexico SAB de CV International (Telmex)	553,790	573,844
		5,079,541
PHILIPPINES - 0.9%
AYALA Corporation (b)	177,040	778,157
First Philippine Holdings Corporation (b)	1,561,496	500,795
Petron Corporation	5,198,781	557,598
		1,836,550
POLAND - 1.3%
Telekomunikacja PO (b)	396,009	2,566,106

RUSSIA - 5.7%
Gazprom (a)	389,127	5,545,060
JSC MMC Norilsk Nickel (a)	300,609	1,911,873
LUKoil (a)	112,517	3,606,170

SISTEMA JSFC (c)	55,281	304,045
		11,367,148
SOUTH AFRICA - 8.4%
Adcock Ingram Holdings Ltd. (b)	236,093	995,958
African Bank Investments Limited	464,995	1,292,631
African Rainbow Minerals Limited	171,865	2,063,495
ArcelorMittal South Africa (b)	217,373	2,079,680
Aveng Ltd. (b)	331,041	1,100,009
Liberty Holdings Ltd. (b)	119,230	805,528
Metropolitan Holdings Ltd. (b)	130,450	152,392
MTN Group Limited	27,337	320,829
Murray & Roberts Holdings Limited (b)	487,633	2,531,788
Nampak Limited	580,492	828,826
Remgro Limited (b)	182,501	1,508,964
Shoprite Holdings Ltd. (b)	89,342	512,182
Standard Bank Group Limited	297,417	2,670,158
		16,862,440
SOUTH KOREA - 15.3%
Dongbu Insurance Co., Ltd.	125,500	1,444,762
Hyundai Marine & Fire Insurance, Co., Ltd.	189,788	2,124,577
Hyundai Mipo Dockyard Co., Ltd.	19,340	2,072,883
Industrial Bank of Korea (b)	124,690	761,277
Korea Exchange Bank (b)	262,290	1,318,166
KT&G Corporation (b)	25,764	1,617,985
LG Corp. (b)	99,900	3,386,709
LG Electronics Inc. (b)	7,381	438,330
LG Household & Healthcare (b)	6,435	970,704
LIG Insurance Co., Ltd. (b)	19,230	180,155
PacifiCorp (b)	5,451	454,412
Posco (b)	20,661	6,233,321
Busan Bank (b)	101,830	470,526
Samsung C&T Corp. (b)	65,430	2,062,301
Samsung Electronics Co., Ltd.	16,538	5,921,669
SK Holdings Co., Ltd.	14,320	1,074,384
		30,532,161
TAIWAN - 9.4%
China Steel Corporation	3,772,729	2,655,556
Chunghwa Picture Tubes Ltd.	4,868,520	495,486
Chunghwa Telecom Co., Ltd. (b)	2,336,000	3,808,154
D-Link Corporation	33,619	23,510
Delta Electronics Inc.	582	1,126
Evergreen Marine Corporation (b)	207,000	97,451
Far Eastern Textile Ltd. (b)	1,302,000	1,479,816
Fubon Financial HL (b)	179,000	130,358
HTC Corporation (b)	22,738	226,563
MediaTek Incorporation	3,517	23,630
Powertech Technology Inc.	195,890	325,906
President Chain Store Corp. (b)	585,000	1,397,526

President Securities Corp. (b)	682,000	232,750
Quanta Computer (b)	4,381,169	4,619,064
Siliconware Precision Industries Company	32,422	27,662
U-Ming Marine Transport Corporation	523,000	626,300
Unimicron Technology Corp.	3,490,727	1,446,581
Utd Micro Elect (b)	4,980,000	1,127,473
		18,744,912
THAILAND - 3.2%
Advanced Info Service PCL (b)	844,300	1,905,622
Cp All Pcl (b)	2,732,600	966,388
Electricity Generating PCL (b)	36,000	70,903
Kasikornbank PCL Company (b)	270,000	349,339
Krung Thai Bank Pub.,Co.,Ltd. (b)	9,186,600	1,151,627
PTT Aromatics and Refining	81	23
Public Company Limited
PTT Chemical	423,607	403,450
PTT Public Company Limited	213,238	1,072,934
Siam Commercial Bank Pub. Co. Ltd. (b)	201,600	284,025
Thanachart Capital PCL (b)	519,126	160,454
		6,364,765
TURKEY - 1.7%
Akbank T.A.S. (b)	81,147	251,301
Turkiye Garanti Bankasi AS (b)	841,610	1,417,678
Turkiye IS Bankasi AS C (b)	561,035	1,490,278
Turkiye Sise ve Cam Fabrikalari AS (b)	247,678	174,907
		3,334,164

TOTAL COMMON STOCK		179,631,423
(Cost $251,111,787)

Preferred Stock - 7.3%
BRAZIL - 7.3%
Banco Bradesco SA (a)	346,890	3,423,804
Banco Itau Holding Financeria SA	296,479	3,318,225
Bradespar SA (b)	83,773	689,008
CIA Paranaense DE Energi-pfb (b)	19,890	204,700
Eletropaulo Metropolitana Preferred-B	207,289	2,266,668
Metalurgica Gerdau S.A. (b)	67,130	579,759
Telemar Norte Leste SA	90,544	2,154,885
Telecomunicacoes de Sao Paulo S.A. (b)	22,461	440,263
Usinas Sider Minas Ger-pf A	123,484	1,404,286

TOTAL PREFERRED STOCK		14,481,598
(Cost $20,598,897)

Exchange Traded Funds - 1.0%
OTHER - 1.0%
Vanguard Emerging Mkts Etf	83,364	1,975,727

TOTAL EXCHANGE TRADED FUNDS		1,975,727
(Cost $1,796,336)

Short Term Investments - 0.3%	Par Value
REPURCHASE AGREEMENT - 0.3%
Repurchase Agreement with State Street Corp. dated 12/31/08 at 0.01% to be repurchased at $685,000 on 1/02/09, collateralized by $700,000 U.S. Treasury Bill, due 7/02/09 (valued at $699,090.00 including interest) (Cost $685,000)	$685,000	685,000

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)		196,773,748
(Cost $274,192,020)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 2.0%

Money Market - 2.0%
JP Morgan Prime Money Market Fund	3,932,100	3,932,100
(Cost $3,932,100)

TOTAL INVESTMENTS - 100.6%		200,705,848
(Cost $278,124,120)
OTHER ASSETS & LIABILITIES (Net) - (0.6%)		(1,146,275)
NET ASSETS - 100%		$199,559,573

(a) ADR - American Depositary Receipts
(b) Non-income producing security.
(c) GDR - Global Depositary Receipts
(d) All or a portion of this security was out on loan.

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common, Preferred Stock, and Exchange Traded Funds)
Financials		21.2%
Energy		16.0%
Telecommunication Services		14.7%
Materials		10.4%
Industrials		9.6%
Information Technology		9.1%
Utilities		6.8%
Consumer Staples		6.6%
Healthcare		2.6%
Consumer Discretionary		2.0%
Exchange Traded Funds		1.0%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Emerging Markets Fund

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as December 31, 2008 in valuing the Emerging Markets Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$200,020,848	$ --	$ --
Level 2	685,000	--	(33)
Level 3	--	--	--
Total	$200,705,848	$ --	$ (33)

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 6/30/08	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 12/31/08	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

Common Stock - 87.8%
	Shares	Value
AUSTRALIA - 2.4%
BHP Billiton Ltd.	341,850	$7,255,002

AUSTRIA - 2.1%
Andritz AG	243,460	6,145,732

BELGIUM - 3.4%
KBC Groep N.V. (a)	134,556	4,011,997
Solvay S.A.	84,380	6,222,359
		10,234,356
CANADA - 1.4%
Methanex Corporation	372,607	4,159,370

FINLAND - 7.2%
Cargotec Corp., Class B	386,850	4,350,321
Kone Corporation OYJ-B	376,800	8,134,156
Konecranes OYJ	346,080	5,811,304
Yit OYJ	474,467	3,020,659
		21,316,440
FRANCE - 4.4%
Christian Dior S.A.	125,573	7,025,744
Imerys S.A.	87,560	3,955,055
Tecnip S.A.	68,900	2,088,839
		13,069,638
GERMANY - 10.7%
BASF SE	205,700	7,928,925
Continental AG	53,037	2,129,150
Demag Cranes AG	128,000	3,345,014
Hannover Rueckvers	151,600	4,741,458
Muenchener Ruckvers AG	39,400	6,079,241
Tognum AG	601,900	7,530,036

		31,753,824
IRELAND - 6.1%
Anglo Irish Bank Corporation plc (a)	374,908	89,115
Bank of Ireland (a)	715,939	832,447
CRH PLC	364,488	9,131,388
Greencore Group PLC	4,895,391	6,396,544
Smurfit Kappa PLC (a)	728,413	1,837,742
		18,287,236
ITALY - 2.4%
Trevi Finanziaria SpA	710,611	7,275,031

JAPAN - 21.1%
Asahi Breweries Ltd.	362,300	6,150,907
Culture Convenience Club Co., Ltd.	310,300	3,121,827
Iino Kaiun Kaisha, Ltd.	1,439,200	9,113,081
Kansai Electric Power Company Inc.	216,100	6,198,125
KDDI Corporation	904	6,332,487
Maruichi Steel Tube Ltd.	293,400	8,010,645
Meiji Dairies Corporation	1,392,000	7,340,055
Nippon Yusen Kabushiki Kaisha	1,062,000	6,384,887
Showa Denko K.K.	2,813,000	3,940,993
Tokyo Electric Power Company Inc.	192,200	6,360,728
		62,953,735
NORWAY - 1.4%
Camillo Eitzen & Co. ASA	697,453	1,314,803
DnB NOR ASA	714,123	2,753,648
		4,068,451
SOUTH AFRICA - 2.8%
Metorex Ltd. (a)	4,759,918	1,112,106
Sasol Ltd.	241,135	7,303,691
		8,415,797
SOUTH KOREA - 5.8%
Samsung Electronics Company Ltd.	24,085	8,623,981
SK Telecom Company Ltd.	51,793	8,594,130
		17,218,111

SPAIN - 2.1%
Banco Bilbao Vizcaya Argentaria	527,146	6,345,692

SWEDEN - 5.1%
Autoliv Inc. (b)	181,134	3,887,136
Duni AB	1,179,500	3,728,842
Investor AB	502,056	7,428,038
		15,044,016
THAILAND - 1.0%
Thai Oil Plc	4,232,900	2,872,238

UNITED KINGDOM - 8.4%
Barratt Developments PLC (a)	3,975,894	4,001,440
Bellway PLC	1,254,274	10,819,998
Lloyds TSB Group PLC	1,692,427	3,065,943
Persimmon PLC (a)	1,670,288	5,517,348
Taylor Wimpey PLC (a)	9,050,583	1,756,685
		25,161,414

TOTAL COMMON STOCK		261,576,083
(Cost $611,219,943)

Warrants - 0.0%
SOUTH AFRICA - 0.0%
Metorex Ltd. (a)	1,663,115	41,375

Short Term Investments - 11.7%	Par Value
COMMERCIAL PAPER - 11.7%
Toyota CDT DE PR Corp. CP, 0.10%, due 1/01/2009	$34,897,000	34,897,000
(Cost $34,897,000)

TOTAL INVESTMENTS - 87.8%		296,514,458
(Cost $646,116,943)
OTHER ASSETS & LIABILITIES (NET) - 0.5%		1,410,130
NET ASSETS - 100%		$297,924,588

(a) Non-income producing security
(b) ADR - American Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
Industrials	23.9%
Materials	20.5%
Consumer Discretionary	16.0%
Financials	13.5%
Consumer Staples	7.6%
Telecommunication Services	5.7%
Utilities	4.8%
Energy	4.7%
Information Technology	3.3%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Foreign Value Fund

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as December 31, 2008 in valuing the Foreign Value Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$258,745,220	$ --	$ --
Level 2	37,769,238	--	309
Level 3	--	--	--
Total	$296,514,458	$ --	$ 309

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 6/30/08	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 12/31/08	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

Common Stock - 77.8%
	Shares	Value
AUSTRALIA - 1.9%
Austal Limited	289,400	$393,451

BELGIUM - 1.8%
Barco NV	15,300	380,693

CHINA - 9.6%
NagaCorp	3,001,700	414,418
Sichuan Expressway Company Limited	2,289,000	434,160
Sichuan Xinhua Winshare Chainstore Co., Ltd.	1,722,900	384,586
Sinopec Kantons Holdings Limited	3,125,000	393,135
VTech Holdings Limited	93,000	393,590
		2,019,889
FRANCE - 1.8%
Bonduelle SA	4,700	383,501

GERMANY - 2.0%
Demag Cranes AG	16,500	431,193

INDIA - 8.0%
KRBL Limited (a)	239,000	310,700
LIC Housing Finance Ltd. (a)	80,300	379,819
NIIT Technologies (a)	284,200	412,090
South Indian Bank (a)	321,100	375,687
Usha Martin Group (a)	338,500	192,945
		1,671,241
IRELAND - 4.0%
Grafton Group plc	107,700	345,078
Greencore Group plc	282,500	369,127
IFG Group Plc	167,800	109,511
		823,716
ITALY - 3.4%

De'Longhi SpA	153,950	308,157
Trevi Finanziaria SpA	40,300	412,580
		720,737
JAPAN - 5.1%
Accordia Golf Co., Ltd.	653	330,642
Culture Convenience Club Co., Ltd.	38,100	383,312
Iino Kaiun Kaisha, Ltd.	56,800	359,660
		1,073,614
NORWAY - 4.9%
ABG Sundal Collier Holding ASA	472,000	262,893
SpareBank 1 Nord-Norge	46,100	289,684
SpareBank 1 SMN	108,900	469,685
		1,022,262
RUSSIA - 0.7%
Bank Vozrozhdenie	17,400	153,468

SINGAPORE - 3.5%
Breadtalk Group Ltd.	1,560,000	341,073
China Fishery Group Limited	897,000	389,120
		730,193
SOUTH AFRICA - 3.0%
Metorex Limited (a)	238,700	55,770
New Clicks Holdings	313,700	576,841
		632,611
SWEDEN - 4.4%
Duni AB	122,600	387,584
Nolato AB	61,676	249,575
Transcom WorldWide S.A.	148,800	286,011
		923,170
SWITZERLAND - 3.9%
Bobst Group SA	14,400	429,558
Vetropack Holding AG	326	382,863
		812,421
UNITED KINGDOM - 19.8%
Alternative Networks PLC	185,000	418,925
Character Group plc	250,100	113,268

Clarkson PLC	25,000	124,006
CSR plc (a)	150,400	366,523
Filtrona plc	195,700	384,770
Galliford Try	886,800	404,812
Halfords Group plc	108,367	378,995
Hampson Industries PLC	196,827	290,770
Healthcare Locums plc	280,000	515,290
Keller Group plc	47,000	388,552
The Restaurant Group plc	229,200	350,952
Vitec Group plc	125,700	425,608
		4,162,471

TOTAL COMMON STOCK		16,334,631
(Cost $27,828,948)

Preferred Stock - 1.5%
GERMANY - 1.5%
Drägerwerk AG	8,400	305,922
(Cost $527,966)

Warrants - 0.0%
SOUTH AFRICA - 0.0%
Metorex Ltd. (a)	83,401	2,075

Exchange Traded Funds - 4.8%
OTHER - 4.8%
iShares MSCI EAFE Small Cap Index Fund	19,500	501,345
SPDR S&P International Small Cap Fund	27,600	513,084

TOTAL EXCHANGE TRADED FUNDS		1,014,429
(Cost $1,447,294)

Short Term Investments - 17.5%	Par Value
COMMERCIAL PAPER - 17.5%
Toyota CDT DE PR Corp. CP, 0.10%, due 1/02/2009	$3,675,000	3,675,000
(Cost $3,675,000)

TOTAL INVESTMENTS - 101.6%		21,332,057
(Cost $33,479,208)

OTHER ASSETS & LIABILITIES (NET) - (1.6%)	(328,885)
NET ASSETS - 100%	$21,003,172

(a) Non-income producing security

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
Industrials	25.2%
Consumer Discretionary	24.6%
Financials	11.2%
Information Technology	10.5%
Consumer Staples	9.3%
Exchange Traded Funds	6.4%
Materials	5.2%
Health Care	5.1%
Telecommunication Services	2.6%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Foreign Value Small Cap Fund

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as December 31, 2008 in valuing the Foreign Value Small Cap Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$15,832,348	$ --	$ --
Level 2	5,499,709	--	542
Level 3	--	--	--
Total	$21,332,057	$ --	$ 542

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 6/30/08	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 12/31/08	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Quantitative Group of Funds

By:	/s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee

Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee (Principal Executive Officer)

Date: February 26, 2009

By:	/s/ Leon Okurowski

Leon Okurowski

Treasurer (Principal Financial Officer)

Date: February